Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	June 2017
Distribution Date	07/17/17
Transaction Month	38
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:	$1,335,346,691.89

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%	May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%	February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%	December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%	November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%	November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%	November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%	December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$46,177,597.90	0.0982502	$28,968,162.02	0.0616344	$17,209,435.87
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$236,507,597.90	0.1784519	$219,298,162.02	0.1654668	$17,209,435.87

Weighted Avg. Coupon (WAC)	3.27%		3.28%
Weighted Avg. Remaining Maturity (WARM)	24.75		23.87
Pool Receivables Balance	$260,520,137.40		$242,968,936.77
Remaining Number of Receivables	34,788		33,806

Adjusted Pool Balance	$256,537,798.27		$239,328,362.40

III. COLLECTIONS

Principal:
Principal Collections	$17,013,154.72
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$420,866.15
Total Principal Collections	$17,434,020.87

Interest:
Interest Collections	$726,677.90
Late Fees & Other Charges	$48,698.63
Interest on Repurchase Principal	$-
Total Interest Collections	$775,376.53

Collection Account Interest	$9,492.10
Reserve Account Interest	$2,034.07
Servicer Advances	$-

Total Collections	$18,220,923.57

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	June 2017
Distribution Date	07/17/17
Transaction Month	38
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$18,220,923.57
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$18,220,923.57

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$217,100.11	$-	$217,100.11	$217,100.11
	Collection Account Interest					$9,492.10
	Late Fees & Other Charges					$48,698.63
Total due to Servicer						$275,290.84

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$34,633.20		$34,633.20
	Class A-4 Notes		$122,713.00		$122,713.00

	Total Class A interest:		$157,346.20		$157,346.20	$157,346.20

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

	Available Funds Remaining:					$17,629,288.53

9.	Regular Principal Distribution Amount:					$17,209,435.87

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$17,209,435.87
	Class A-4 Notes				$-
	Class A Notes Total:		$17,209,435.87		$17,209,435.87
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$17,209,435.87		$17,209,435.87

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					419,852.66

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,982,339.13
Beginning Period Amount	$3,982,339.13
Current Period Amortization	$341,764.76
Ending Period Required Amount	$3,640,574.37
Ending Period Amount	$3,640,574.37
Next Distribution Date Required Amount	$3,315,639.14

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	June 2017
Distribution Date	07/17/17
Transaction Month	38
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		7.81%	8.37%	8.37%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.41%	33,268	97.47%	$236,812,501.20
30 - 60 Days	1.28%	433	2.02%	$4,916,100.99
61 - 90 Days	0.27%	90	0.43%	$1,053,572.85
91-120 Days	0.04%	15	0.08%	$186,761.73
121 + Days	0.00%	0	0.00%	$-
Total		33,806		$242,968,936.77

Delinquent Receivables 30+ Days Past Due
Current Period	1.59%	538	2.53%	$6,156,435.57
1st Preceding Collection Period	1.60%	558	2.49%	$6,493,039.39
2nd Preceding Collection Period	1.43%	509	2.16%	$6,017,698.98
3rd Preceding Collection Period	1.42%	519	2.18%	$6,441,466.21
Four-Month Average	1.51%		2.34%

Repossession in Current Period		25		$255,192.18
Repossession Inventory		75		$200,047.13

Current Charge-Offs
Gross Principal of Charge-Offs				$538,045.91
Recoveries				$(420,866.15)
Net Loss				$117,179.76

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.54%

Average Pool Balance for Current Period				$251,744,537.09

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.56%
1st Preceding Collection Period				0.75%
2nd Preceding Collection Period				0.58%
3rd Preceding Collection Period				1.18%
Four-Month Average				0.77%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	57	2,694	$40,763,018.27
Recoveries	59	2,426	$(23,002,315.99)
Net Loss			$17,760,702.28
Cumulative Net Loss as a % of Initial Pool Balance			1.30%

Net Loss for Receivables that have experienced a Net Loss *	46	2,241	$17,838,015.29
Average Net Loss for Receivables that have experienced a Net Loss			$7,959.85

Principal Balance of Extensions			$1,276,883.29
Number of Extensions			102

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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